Segment Reporting (Details) - Schedule of non-current operating assets information by geography - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	$ 37,174	$ 37,890
Middle East [Member]
Segment Reporting (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	33,567	34,631
North Africa [Member]
Segment Reporting (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	357	72
UK [Member]
Segment Reporting (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	3,199	3,112
Asia [Member]
Segment Reporting (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	$ 51	$ 75